RELATED PARTY TRANSACTIONS (Details Narrative)													1 Months Ended					2 Months Ended		12 Months Ended
	Oct. 05, 2023 shares	Jul. 13, 2023 $ / shares	Mar. 05, 2023 $ / shares	Dec. 05, 2022 $ / shares	Apr. 14, 2022 USD ($)	Dec. 09, 2021 shares	Sep. 09, 2021 USD ($)	May 02, 2021 USD ($)	Mar. 05, 2021 USD ($) shares	Mar. 05, 2021 $ / shares	Feb. 05, 2021 USD ($) shares	Dec. 02, 2020 USD ($)	Apr. 30, 2021 shares	Apr. 30, 2021 USD ($) shares	Jan. 27, 2021 USD ($)	Nov. 23, 2020 USD ($)	Mar. 20, 2020 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($) shares	Dec. 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2022 CAD ($)	Aug. 01, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Lease liability																		$ 1,972,082	$ 1,972,082	$ 2,094,412	$ 2,094,412	$ 1,275,756
Due to related party																		0	0	0	0
Lease payments																				9,971		28,871	$ 17,802
Leases liabilities payable																		575,109	575,109	609,148	609,148	810,645
Long-term liabilities																						300,000
Due to related parties					$ 500,000																						$ 750,000
Related party expenses																		24,039		98,846		60,000	$ 58,020
Accounts payable, accrued liabilities																		1,230,808	1,230,808	$ 1,118,763	$ 1,118,763	1,587,700		$ 155,679	$ 190,169	$ 616,345
Stock option, shares | shares																				1,250,000
Principal amount					$ 1,250,000		$ 800,000	$ 250,000				$ 150,000			$ 250,000	$ 125,000	$ 600,000			$ 50,000
Warrants issued | shares	1,232,253																			167,912
Convertible of debentures																		$ 50,000
Warrants exercised | shares																		167,912
Issuance common shares | shares						13,166,400
Shares price | $ / shares		$ 0.40	$ 0.30	$ 0.40						$ 0.225											$ 0.20
Exercise price | $ / shares		$ 0.28		$ 0.25
Number of shares issued | shares											2,031,784									200,000	200,000		25,000		200,000
Number of common shares issued | shares											10,231,784		23,162,579	1,953,125									600,000
Fair value of common shares											$ 1,225,000									$ 916,290			$ 107,461
Lease liability																		$ 2,898,058	2,898,058	2,918,683	$ 2,918,683	2,301,129	$ 2,360,438
Loan description																		Pursuant to the loan and related agreements transacted during the year ended October 31, 2020, the CEO, CFO of GR Unlimited LLC, and a director obtained 5.5%; 1%; and 2.5% ownership interests in GR Michigan LLC, respectively; third parties obtained 4% as part of the agreements, such that GR Michigan has a 13% non-controlling interest (Note 23.2). These parties, except the CEO, obtained the same interests in Canopy; the CEO obtained 92.5% of Canopy (Note 23.3); all payments necessary for the Company to exercise its option to acquire 87% of Canopy were equal to payments made by Canopy to purchase a controlling 60% interest of Golden Harvests. Interest payments of $10,800 were made on the business acquisition consideration payable of $360,000 for the two months ended December 31, 2023 ($59,400 for the year ended October 31, 2023). (Alse see Note 5.1).
Number of common shares issued, value																$ 250,000
Fair value of shares														$ 349,809
Proceeds from issuance of stock									$ 394,546
Number of PBIC common stock issued | shares									2,444,444
Number of warrants issued | shares									2,444,444		8,200,000
Golden Harvests L L C [Member]
IfrsStatementLineItems [Line Items]
Lease charges																		$ 330,000		740,000		330,000
Lease liability																		$ 239,871	$ 239,871	29,774	29,774	211,991
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued | shares																		100,908					400,000
Fair value of common shares																		$ 14,187
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Issuance common shares | shares																		336,775
Shares price | $ / shares																			$ 0.20
Exercise price | $ / shares																			$ 0.25
Exercise Of Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance common shares | shares																		167,912
Individuals [Member]
IfrsStatementLineItems [Line Items]
Accounts payable, accrued liabilities																		$ 3,846	$ 3,846	$ 2,692	2,692	1,154
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Royalties																		$ 0				305	$ 19,035
C E O [Member]
IfrsStatementLineItems [Line Items]
Long-term liabilities																						62,900	162,899
Due to related parties											$ 100,000												$ 62,899
Individuals [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares																				500,000
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares																				1,500,000
Chief Market Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares																				750,000
Chief Accounting Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares																				750,000
Chief Operating Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares																				175,000
C O O [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares																							500,000
S V P [Member]
IfrsStatementLineItems [Line Items]
Stock options exercised | shares																		1,500,000
Director [Member]
IfrsStatementLineItems [Line Items]
Stock issued for compensation, value																		$ 3,000		$ 18,000		18,000
Stock issued for compensation, shares | shares																		273,750
Share with fair value																		$ 20,562					$ 18,000
G M [Member]
IfrsStatementLineItems [Line Items]
Lease charges																		32,000		180,000		152,000
Lease liability																		350,668	350,668	377,043	377,043	428,476
Trail [Member]
IfrsStatementLineItems [Line Items]
Lease charges																		24,000		72,000		72,000	72,000
Lease liability																		129,401	129,401	139,014	139,014	193,312
Lars [Member]
IfrsStatementLineItems [Line Items]
Lease charges																		31,827		190,035		184,500	$ 60,000
Lease liability																		$ 445,708	$ 445,708	$ 470,134	$ 470,134	$ 607,900